Discontinued Operations (Tables) - Starz Business of Lions Gate Entertainment Corp	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Summary of Net Loss from Starz's Discontinued Operations
Net income (loss) from Starz’s discontinued operations consists of the following:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Revenues	$2.5	$106.8
Expenses:
Direct operating	1.9	63.6
Distribution and marketing	—	21.0
General and administration	0.8	6.4
Depreciation and amortization	—	3.1
Restructuring and other (1)	(4.5)	120.7

Total expenses	(1.8)	214.8

Operating (loss) income	4.3	(108.0)
Interest expense	(0.2)	—
Interest and other income	0.1	0.1

Income (loss) from discontinued operations before income taxes	4.2	(107.9)
Income tax (provision) benefit	(1.1)	19.9

Net income (loss) from discontinued operations, net of income taxes	$3.1	$(88.0)

(1)
During the six months ended September 30, 2024, the Starz Business recorded content impairment charges of
$
2.5
million (2023 — $
119.7 million) related to its restructuring plan initiatives, including content impairment of programming in certain international territories associated with the restructuring of LIONSGATE+, and individual content charges pursuant to a strategic review of content performance across Starz’s international platforms resulting in certain programming being removed from those platforms and written down to fair value or removed and abandoned. These charges are included in “restructuring and other” in the table above. In the six months ended September 30, 2024, restructuring and other also includes a benefit of
 $
7.1

million (2023 — $3.8 million) associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the international restructuring.

Net loss from Starz’s discontinued operations consists of the following:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenues	$184.0	$124.0	$85.5
Expenses:
Direct operating (1)	105.6	129.6	131.7
Distribution and marketing	28.3	73.7	94.9
General and administration	10.4	20.1	16.8
Depreciation and amortization	14.8	6.7	7.4
Restructuring and other (1)	160.0	316.1	—
Goodwill impairment (2)	—	213.3	—

Total expenses	319.1	759.5	250.8

Operating loss	(135.1)	(635.5)	(165.3)
Interest and other income	0.3	0.1	2.7

Loss from discontinued operations before income taxes	(134.8)	(635.4)	(162.6)
Income tax benefit	24.2	100.3	37.3

Net loss from discontinued operations, net of income taxes	$(110.6)	$(535.1)	$(125.3)

(1)
During the fiscal years ended March 31, 2024 and 2023, the Starz Business recorded content impairment charges of $160.8 million and $313.1 million, respectively, related to its restructuring plan initiatives, including content impairment of programming in certain international territories associated with the restructuring of LIONSGATE+, and individual content charges pursuant to a strategic review of content performance across Starz’s international platforms resulting in certain programming being removed from those platforms and written down to fair value or removed and abandoned. These charges are included in “restructuring and other” in the table above. During the fiscal year ended March 31, 2022, the Starz Business recorded content impairment changes of $3.9 million as a result of a strategic review of original programming on the platforms, which identified certain titles with limited viewership or strategic purpose which were removed from the LIONSGATE+ service and abandoned, and are included in “direct operating expense” in the table above. Restructuring and other costs in fiscal 2024 also include a benefit of $5.4 million associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the international restructuring.

(2)
As described in Note 1,
Goodwill Impairment Assessment,
during the fiscal year ended March 31, 2023, the Starz Business performed a quantitative impairment assessment which resulted in $213.3 million impairment of goodwill related to the LIONSGATE+ reporting unit.

In accordance with the provisions of ASC
205-20,
the Starz Business has separately reported the assets and liabilities of the discontinued operations in the combined balance sheet. The assets and liabilities related to the disposed components of LIONSGATE+ have been reflected as discontinued operations in the combined balance sheets as of March 31, 2024 and 2023, and consist of the following:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
ASSETS
Cash	$14.0	$9.6
Accounts receivable, net	8.7	30.4
Due from LG Studios Business (Note 17)	10.0	—
Other current assets	0.1	0.3

Total current assets - discontinued operations	32.8	40.3
Programming content, net	4.2	181.2
Property and equipment, net	—	10.4

Total assets - discontinued operations	$37.0	$231.9

LIABILITIES
Accounts payable	$0.1	$29.3
Content related payables	57.0	101.9
Other accrued liabilities	3.1	5.7
Residuals	6.0	3.9
Deferred revenue	—	0.4
Due to LG Studios Business (Note 17)	—	124.5

Total current liabilities - discontinued operations	66.2	265.7
Other liabilities	24.0	34.6

Total liabilities - discontinued operations	$90.2	$300.3

Summary of Assets and Liabilities of the Discontinued Operations	The assets and liabilities related to the disposed components of LIONSGATE+ have been reflected as discontinued operations in the unaudited condensed combined balance sheet as of March
31
,
2024
, and consist of the following:

March 31, 2024
(Amounts in millions)
ASSETS
Cash	$14.0
Accounts receivable, net	8.7
Due from LG Studios Business (Note 1 5 )	10.0
Other current assets	0.1

Total current assets - discontinued operations	32.8
Programming content, net	4.2

Total assets - discontinued operations	$37.0

LIABILITIES
Accounts payable	$0.1
Content related payables	57.0
Other accrued liabilities	3.1
Residuals	6.0

Total current liabilities - discontinued operations	66.2
Other liabilities	24.0

Total liabilities - discontinued operations	$90.2